Warrants (Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended			0 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended					0 Months Ended			0 Months Ended	1 Months Ended
	Sep. 30, 2012	Oct. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 30, 2012 Common Stock [Member]	Mar. 31, 1999 Common Stock [Member]	Mar. 31, 2002 Common Stock [Member]	Oct. 31, 2011 Series A Warrant [Member]	Sep. 30, 2012 Series A Warrant [Member]	Mar. 31, 2012 Series A Warrant [Member]	Sep. 30, 2012 Series B Warrant [Member]	Mar. 31, 2012 Series B Warrant [Member]	Mar. 30, 2012 Series B Warrant [Member] Armada Oil And Gas [Member]	Sep. 30, 2012 Series C Warrant [Member]	Mar. 31, 2012 Series C Warrant [Member]	Mar. 30, 2012 Series C Warrant [Member] Armada Oil And Gas [Member]	Sep. 30, 2012 Series D Warrant [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price of the warrants	2.26		2.26		2.26
Number of units issued	1,111,111	2,500,000
Price per unit	$ 0.9	$ 0.6
Number of shares of common stock per unit	1	1
Number of warrants per unit									1									1
Exercise Price										1.25	1.25	2.0	2.0		3.0	3.0		1.25
Proceeds from issuance of private placement	$ 428,000			$ 704,870
Common stock, shares issued	475,556			1,174,785			272,000	2,000,000
Common stock, warrants Issued									1,174,785									475,556
Business Acquisition, common stock issued as consideration						8,870,000
Business Acquisition, warrants issued as consideration														2,520,000			2,520,000
Warrant, exercise period									2 years					5 years			7 years	36 months
Maximum number of warrants and common stock issued in Share Exchange Agreement as a percentage of shares of common stock issued and outstanding at the time of exercise.	49.90%		49.90%
Expiration date	Dec. 31, 2012		Oct. 31, 2012
Stock payable	$ 428,000		$ 428,000